Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000229637 | Ginnie Mae II Pool, 6, 2053-06-20
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229637 | Ginnie Mae II Pool, 5.5, 2052-10-20
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229637 | Morgan Stanley, 5.297, 2037-04-20
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000229637 | Capital One Financial Corporation, 5.268, 2033-05-10
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229637 | JPMorgan Chase & Company, 5.717, 2033-09-14
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229637 | Ginnie Mae II Pool, 6.5, 2053-03-20
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000229637 | Ginnie Mae II Pool, 5.5, 2053-11-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229637 | Fannie Mae Pool, 6, 2054-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229637 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229637 | Ginnie Mae II Pool, 2.5, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229637 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229637 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229637 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229637 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229637 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229637 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000229637 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000229637 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.10%
C000229637 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.40%
C000229637 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	6.40%
C000229637 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	58.10%
C000229638 | Ginnie Mae II Pool, 6, 2053-06-20
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000229638 | Ginnie Mae II Pool, 5.5, 2052-10-20
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000229638 | Morgan Stanley, 5.297, 2037-04-20
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000229638 | Capital One Financial Corporation, 5.268, 2033-05-10
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000229638 | JPMorgan Chase & Company, 5.717, 2033-09-14
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000229638 | Ginnie Mae II Pool, 6.5, 2053-03-20
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000229638 | Ginnie Mae II Pool, 5.5, 2053-11-20
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000229638 | Fannie Mae Pool, 6, 2054-05-01
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000229638 | Annaly Capital Management, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000229638 | Ginnie Mae II Pool, 2.5, 2051-03-20
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000229638 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000229638 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000229638 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000229638 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000229638 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000229638 | Financials
Holdings [Line Items]
Percent of Net Asset Value	39.80%
C000229638 | MBS Passthrough
Holdings [Line Items]
Percent of Net Asset Value	58.10%
C000229638 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	2.10%
C000229638 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	33.40%
C000229638 | InvestmentType_Reit
Holdings [Line Items]
Percent of Total Investments	6.40%
C000229638 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	58.10%